Property and equipment, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 26,683	$ 26,582
Additions in property and equipment	252	104	$ 217
Disposal of assets		(3)
Property and Equipment, Ending Balance	26,935	26,683	26,582
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(4,033)	(3,468)
Depreciation for the year	(477)	(568)
Dsiposal of assets		3
Accumulated Depreciation, Property and Equipment, Ending Balance	(4,510)	(4,033)	(3,468)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,650	23,114
Additions in property and equipment	252	104	217
Depreciation for the year	(477)	(568)
Property And Equipment Net, Ending Balance	$ 22,425	$ 22,650	$ 23,114